Acquisitions and Other (Tables)	12 Months Ended
Dec. 31, 2022
DentaQuest
Disclosure of detailed information about business combination [line items]
Fair values of identifiable assets and liabilities acquired
The fair values of the identifiable assets and liabilities acquired were:

As at June 1, 2022
Intangible assets	$1,208
Net assets	255
Deferred tax liabilities	$(226)
Total identifiable net assets at fair value	1,237
Goodwill arising on acquisition(1)	2,030
Total consideration	$3,267
(1) Goodwill primarily reflects expected synergies from the combination of DentaQuest and our existing Dental and Vision business within the U.S. Group Benefits business, as well as the future growth potential of the DentaQuest business. Goodwill is not tax deductible.
Crescent
Disclosure of detailed information about business combination [line items]
Fair values of identifiable assets and liabilities acquired
The fair values of the identifiable assets and liabilities acquired were:

As at January 5, 2021
Intangible assets	$341
Net liabilities	(119)
Total identifiable net assets at fair value	222
Non-controlling interest(1)	(317)
Goodwill arising on acquisition	409
Total consideration	$314

(1)     We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

Impact of acquisition on assets, liabilities, and equity
At the date of acquisition, the impact to our assets, liabilities and equity is as follows:

As at January 5, 2021	Share purchase	Put option adjustments	Total
Cash consideration	$(308)	$—	$(308)
Intangible assets	341	—	341
Goodwill(1)	409	—	409
Total assets	$442	$—	$442
Net liabilities	$(119)	$—	$(119)
Other financial liabilities – Contingent consideration	(6)	—	(6)
Other financial liabilities – Put option	—	(441)	(441)
Total liabilities	$(125)	$(441)	$(566)
Non-controlling interest(2)	$(317)	$302	$(15)
Retained earnings	—	139	139
Total equity	$(317)	$441	$124
(1)     Goodwill of $409 reflects non-contractual customer relationships and is tax deductible.
(2) The remaining $15 represents specifically identifiable assets where the risks and rewards accrue to the minority shareholders of Crescent Capital Group, and the related NCI interests are not a party to the put option.